Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.5%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$900	$ 984,734
		$ 984,734
Education — 1.8%
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	$260	$ 259,682
Colorado State University, 4.375% to 3/1/29 (Put Date), 3/1/48	1,000	1,020,205
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(1)	240	240,790
University of North Carolina at Chapel Hill, 3.488%, (67% of SOFR + 1.05%), 12/1/41(2)	2,000	2,006,012
		$ 3,526,689
Electric Utilities — 1.4%
Long Island Power Authority, NY, 3.00% to 9/1/28 (Put Date), 9/1/55	$1,430	$ 1,431,332
San Antonio, TX, Electric and Gas Systems Revenue, 3.00% to 12/1/29 (Put Date), 2/1/55	1,350	1,343,135
		$ 2,774,467
Escrowed/Prerefunded — 0.6%
Iowa Finance Authority, (Iowa Fertilizer Co.), Prerefunded to 12/1/32, 4.00% to 12/1/32 (Put Date), 12/1/50	$1,000	$ 1,072,098
		$ 1,072,098
General Obligations — 6.6%
Chicago Board of Education, IL:
5.00%, 12/1/26	$3,000	$ 3,014,435
5.00%, 12/1/27	500	506,702
5.00%, 12/1/30	1,250	1,287,648
Fort Bend Independent School District, TX, (PSF Guaranteed), 3.80% to 8/1/28 (Put Date), 8/1/55	1,250	1,273,047
Illinois, 5.00%, 11/1/29	1,500	1,546,130
Northside Independent School District, TX, (PSF Guaranteed), 3.55% to 6/1/28 (Put Date), 6/1/50	1,750	1,772,398
Prosper Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/28 (Put Date), 2/15/53	1,000	1,023,565
Puerto Rico, 5.625%, 7/1/27	2,754	2,805,401
		$ 13,229,326
Security	Principal Amount (000's omitted)	Value
Hospital — 4.9%
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 5.00% to 11/19/26 (Put Date), 11/15/49	$905	$ 915,712
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/27	2,000	2,052,732
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	2,635	2,678,057
New York State Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00% to 7/2/29 (Put Date), 7/1/48	3,000	3,207,390
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	985,139
		$ 9,839,030
Housing — 9.1%
Colorado Housing and Finance Authority, 3.80%, 4/1/28	$1,500	$ 1,525,687
Connecticut Housing Finance Authority, 1.05%, 5/15/29	2,000	1,843,979
Florida Housing Finance Corp., (Osprey Sound Apartments), 3.00% to 9/1/28 (Put Date), 3/1/43	1,000	999,506
New Jersey Housing and Mortgage Finance Agency, (Rowan Towers), 3.10% to 7/1/28 (Put Date), 7/1/29	805	806,340
New Mexico Mortgage Finance Authority, (Mountain View II and III Apartments), 2.92% to 9/1/26 (Put Date), 2/1/42	500	500,000
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 3.70% to 12/30/27 (Put Date), 5/1/63	1,500	1,500,380
Sustainable Development Bonds, 4.30% to 11/1/28 (Put Date), 11/1/63	1,000	1,014,224
Sustainable Development Bonds, (FNMA), 3.10% to 2/1/31 (Put Date), 11/1/45	600	596,824
New York Housing Finance Agency, Sustainability Bonds, 3.40% to 5/1/29 (Put Date), 11/1/64	1,650	1,655,218
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 3.40%, 9/1/28	875	879,908
Phoenix Industrial Development Authority, AZ, (Broadway Farms at Hurley Station, Phase I), 3.10% to 2/1/28 (Put Date), 2/1/59	1,000	1,001,067
Raleigh Housing Authority, NC, (Tryon Flats), 2.95% to 3/1/29 (Put Date), 9/1/59	1,230	1,225,680
Rhode Island Housing and Mortgage Finance Corp., Green Bonds, 3.60% to 10/1/27 (Put Date), 10/1/54	1,250	1,250,382
Virginia Housing Development Authority:
3.125% to 4/1/27 (Put Date), 7/1/56	465	464,988
4.10%, 10/1/27	1,465	1,465,942
Wisconsin Housing and Economic Development Authority, Housing Revenue, 3.75% to 5/1/28 (Put Date), 11/1/55	1,475	1,481,036
		$ 18,211,161

Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 21.9%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,015	$ 991,469
Boone County, KY, (Duke Energy Kentucky, Inc.), 3.70%, 8/1/27	750	753,529
California Municipal Finance Authority, (Waste Management, Inc.), 3.30% to 2/1/28 (Put Date), 2/1/39(1)	1,000	1,002,061
Chandler Industrial Development Authority, AZ, (Intel Corp.):
(AMT), 4.00% to 6/1/29 (Put Date), 6/1/49	2,000	2,020,346
(AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	2,250	2,278,009
Louisiana Offshore Terminal Authority, (Loop LLC), 4.15%, 9/1/27	1,000	1,011,098
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	2,395	2,395,028
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.):
Series 2008-1, 4.00%, 6/1/30	3,130	3,131,011
Series 2008-2, 4.00%, 6/1/30	3,000	3,000,969
Michigan Strategic Fund, (DTE Electric Co. Exempt Facilities), (AMT), 3.875% to 6/3/30 (Put Date), 6/1/53	2,110	2,102,113
Michigan Strategic Fund, (Graphic Packaging International LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	2,500	2,501,486
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	1,000	1,023,357
National Finance Authority, NH, (Covanta), (AMT), 4.00%, 11/1/27(1)	4,500	4,441,111
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	1,350	1,351,996
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 5.125% to 9/3/30 (Put Date), 9/1/50(1)	500	526,016
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.00%, 10/1/30	3,000	3,048,838
(AMT), 5.00%, 1/1/31	1,125	1,153,749
Ohio Air Quality Development Authority, (Duke Energy Corp.), 4.00% to 6/1/27 (Put Date), 9/1/30	1,000	1,009,444
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	1,250	1,258,172
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/1/27 (Put Date), 7/1/41	1,500	1,515,434
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	3,000	2,982,900
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Vermont Economic Development Authority, (Casella Waste Systems, Inc.):
(AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	$105	$ 106,025
(AMT), 5.00% to 6/1/27 (Put Date), 6/1/52(1)	1,500	1,514,890
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	2,500	2,504,689
		$ 43,623,740
Insured - Electric Utilities — 2.8%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$500	$ 505,311
(NPFG), 5.25%, 7/1/30	5,000	5,061,697
		$ 5,567,008
Insured - Hospital — 1.0%
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AG), 5.25%, 11/1/31	$1,750	$ 1,914,389
		$ 1,914,389
Insured - Lease Revenue/Certificates of Participation — 4.2%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$9,095	$ 8,426,117
		$ 8,426,117
Insured - Transportation — 1.1%
Foothill/Eastern Transportation Corridor Agency, CA, (AG), 5.625%, 1/15/32	$795	$ 900,110
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AG), (AMT), 5.00%, 1/1/31	1,340	1,362,495
		$ 2,262,605
Lease Revenue/Certificates of Participation — 1.1%
New Jersey Economic Development Authority, (Portal North Bridge Project), 5.00%, 11/1/32	$675	$ 755,671
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/29	1,375	1,378,127
		$ 2,133,798
Other Revenue — 13.9%
Black Belt Energy Gas District, AL:
4.00% to 12/1/26 (Put Date), 10/1/52	$1,250	$ 1,256,000
5.00% to 7/1/31 (Put Date), 5/1/55	1,690	1,792,446
5.50% to 2/1/29 (Put Date), 6/1/49	2,000	2,099,924

Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/32	$2,000	$ 2,154,195
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,000	1,045,429
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	2,000	2,086,881
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	695	704,381
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00%, 6/1/28	500	516,643
5.00%, 12/1/28	750	780,105
5.00% to 3/1/30 (Put Date), 7/1/53	2,500	2,643,955
5.00% to 12/1/30 (Put Date), 5/1/54	1,370	1,445,991
Northern California Energy Authority, 5.00% to 8/1/30 (Put Date), 12/1/54	1,100	1,160,098
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	3,680	3,947,550
Southeast Energy Authority, AL, 5.00% to 2/1/31 (Put Date), 5/1/55	2,000	2,129,119
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Revenue, 5.50% to 1/1/30 (Put Date), 1/1/54	2,000	2,115,858
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Revenue, 5.00% to 1/1/34 (Put Date), 1/1/55	1,750	1,867,058
		$ 27,745,633
Senior Living/Life Care — 5.8%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$1,360	$ 1,361,827
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/28	250	254,517
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/27	250	252,548
5.00%, 12/1/28	250	254,271
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	1,025	1,029,923
Lee County Industrial Development Authority, FL, (Shell Point Obligated Group), 4.75%, 11/15/29	1,000	1,003,299
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	185	190,773
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.25%, 1/1/28	980	982,104
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/29	560	562,611
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/29	1,100	1,115,269
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	$635	$ 654,634
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	495	499,205
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.50%, 10/1/27(1)	1,130	1,100,514
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/27	500	505,823
5.00%, 5/1/28	750	759,121
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(1)	1,000	1,001,065
		$ 11,527,504
Special Tax Revenue — 1.7%
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	$200	$ 200,000
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development), 4.50%, 6/1/28(1)	260	262,252
New York Housing Finance Agency, Sustainability Bonds, 3.35% to 6/15/29 (Put Date), 6/15/54	1,000	1,002,588
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,949,209
		$ 3,414,049
Student Loan — 2.1%
Massachusetts Educational Financing Authority:
(AMT), 5.00%, 1/1/27	$3,000	$ 3,003,571
(AMT), 5.00%, 7/1/28	1,120	1,158,416
		$ 4,161,987
Transportation — 14.5%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 3.92%, (SIFMA + 0.30%), 4/1/56(2)	$4,050	$ 4,035,390
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/28	1,500	1,575,382
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, 1/15/27	2,000	2,045,289
Grand Parkway Transportation Corp., TX:
4.95%, 10/1/29	800	840,046
5.05%, 10/1/30	1,500	1,583,491
5.20%, 10/1/31	2,000	2,115,157
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,205	1,206,290
Metropolitan Transportation Authority, NY, 5.00% to 5/15/30 (Put Date), 11/15/45	2,250	2,407,297

Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	$2,000	$ 2,115,304
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(3)	10,000	10,001,100
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/28	1,000	1,039,946
		$ 28,964,692
Water and Sewer — 1.1%
Clairton Municipal Authority, PA, Sewer Revenue:
5.00%, 12/1/28	$1,515	$ 1,576,604
5.00%, 12/1/29	550	579,325
		$ 2,155,929
Total Tax-Exempt Municipal Obligations (identified cost $187,742,045)		$191,534,956

Taxable Municipal Obligations — 6.1%
Security	Principal Amount (000's omitted)	Value
General Obligations — 3.9%
Atlantic City, NJ, 7.00%, 3/1/28	$945	$ 977,898
Chicago, IL:
7.375%, 1/1/33	881	929,456
7.781%, 1/1/35	1,670	1,798,682
University of Connecticut, 3.83%, 3/23/27	4,000	3,993,075
		$ 7,699,111
Insured - Transportation — 2.2%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$ 4,474,996
		$ 4,474,996
Total Taxable Municipal Obligations (identified cost $11,478,474)		$ 12,174,107

Short-Term Investments — 0.1%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 3.31%(4)	206,281	$ 206,302
Total Short-Term Investments (identified cost $206,302)		$ 206,302
Total Investments — 102.3% (identified cost $199,426,821)		$203,915,365
Other Assets, Less Liabilities — (2.3)%		$ (4,496,178)
Net Assets — 100.0%		$199,419,187
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $11,349,560 or 5.7% of the Trust's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(4)	The rate shown is the annualized seven-day yield as of April 30, 2026.
At April 30, 2026, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	16.2%
Texas	11.5%
Others, representing less than 10% individually	72.3%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2026, 11.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 6.3% of total investments.

Eaton Vance
Municipal Income 2028 Term Trust
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
The Trust did not have any open derivative instruments at April 30, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$191,534,956	$ —	$191,534,956
Taxable Municipal Obligations	—	12,174,107	—	12,174,107
Short-Term Investments	206,302	—	—	206,302
Total Investments	$206,302	$203,709,063	$—	$203,915,365
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.